Revenue (Tables)	12 Months Ended
Jun. 30, 2026
Revenue [Abstract]
Schedule of Disaggregation of Revenue from Continuing Operations	Disaggregation of revenue from continuing operations for the years ended June 30, 2026, 2025, and 2024 is as follows:
	Year Ended June 30,
	2026	2025	2024
Continuing operations
Platform Services	1,179,071	-	-
Total revenues from continuing operations	1,179,071	-	-